Other Income - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Income
Operating Leased Assets [Line Items]
Sub-lease rent and operating expense reimbursement	$ 541,720	$ 153,266